As filed with the Securities and Exchange Commission on June 25, 2012

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 124	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust: Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Attention: W. John McGuire, Esq.	Richard Morris, Esq. WisdomTree Asset Management, Inc. 380 Madison Avenue, 21st Floor New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 30, 2012 pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 30, 2012, the effectiveness of Post-Effective Amendment No. 54 (“PEA No. 54”), which was filed with the Commission via EDGAR Accession No. 0001193125-11-180836 on July 1, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 54 by means of this filing, Parts A, B and C of PEA No. 54 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Emerging Markets Inflation Protection Bond Fund is incorporated herein by reference to Part A of PEA No. 54.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Emerging Markets Inflation Protection Bond Fund is incorporated herein by reference to Part B of PEA No. 54.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 122 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 25th day of June, 2012.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 122 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive	June 25, 2012
Jonathan Steinberg	Officer) and Trustee

/s/ Amit Muni*	Treasurer (Principal Financial	June 25, 2012
Amit Muni*	and Accounting Officer) and
Assistant Secretary

/s/ Gregory Barton*	Trustee	June 25, 2012
Gregory Barton*

/s/ Toni Massaro*	Trustee	June 25, 2012
Toni Massaro*

/s/ Victor Ugolyn*	Trustee	June 25, 2012
Victor Ugolyn*

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)